Other non-current liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities	Other non-current liabilities

	At December 31,
	2019	2020	2021
	(in thousands)
Trade payables	1,139	851	964
Deferred tax liabilities	429	19	138
Contract liabilities:
License and development services agreement	11,249	2,343	2,706
Deferred revenue	323	54	—
Total contract liabilities	$11,572	$2,397	$2,706
As of December 31, 2019, trade payables included the non-current part of a supplier debt related to acquisition of certain intangible assets of $1,916,000, which is scheduled to be paid in 27 months. The non-current portion amounted to $1,139,000 As of December 31, 2020, $1,139,000 remained of this liability ($244,000 as the non-current portion). As of December 31, 2021, $244,000 remained as current portion. In the year ended December 31, 2021, the Company contracted a new supplier debt related to the acquisition of certain intangible assets. As of December 31, 2021, $279,000 remained of this liability ($184,000 as the non-current portion). In January 2020, the Company entered into an agreement with a technology company based in Israel to transfer a team of engineers to the Company for the purpose of accelerating 5G new product development. The remaining amount to be paid in June 2024 for this agreement is $1,430,000. This amount has been discounted and as of December 31, 2021, $780,000 is included in non-current trade payables ($607,000 as of December 31, 2020), and the Company records interest expense associated with this amount each reporting period.
In December 2019, the Company recognized a net deferred tax liability of $429,000 related mainly to a deferred tax liability on the equity component of the convertible debts including $2,591,000 related to the convertible notes, recorded in equity, partially offset by a deferred tax asset related to unused tax losses which could be utilized in the period into which taxable temporary differences are expected to reverse. Following the convertible notes amendments signed in March 2020, the Company recognized a deferred tax liability of $398,000 through profit and loss and the reversal of the deferred tax liability of $809,000 through equity. At December 31, 2021, the Company recognized a net deferred tax liability of $138,000 ($19,000 at December 31, 2020) related to origination and reversal of timing differences.
On October 24, 2019, the Company signed a multi-year, non-exclusive license and development services agreement with a strategic partner, a Fortune Global 500 company, with an estimated value exceeding $35 million over more than 3 years, subject to the Company achieving certain pre-agreed milestones. The agreement provided for an upfront payment of $18 million, which was received in October 2019, and recorded as a contract liability upon receipt. Quarterly payments of $1.8 million was paid to the Company beginning August 2021 with the remaining consideration to be paid upon completion of the final milestone expected to occur in July 2023. The contract also includes clauses that allow for termination in certain circumstances, or in some cases of a change in control of the Company, which could result in a refund of certain or all amounts received under the contract, depending on the circumstances. The Company determined that this agreement includes a financing component related to the upfront payment, which results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2021, the Company recognized revenues for an amount of $11,419,000 ($9,155,000 in 2020 and $2,285,000 in 2019) as a result of development services performed and interest expenses on the upfront payment of $1,628,000 ($3,221,000 in 2020 and $619,000 in 2019). At December 31, 2021, the net remaining contract liability of $4,211,000 was presented on the Statement of Financial Position as current contract liabilities reflecting the expected net amount of revenue less interest expenses to be recognized in the year ended December 31, 2022.
In December 2020, the Company signed a 5G technology access and license agreement with another strategic partner for an amount of $4,500,000. The agreement provided for an upfront payment which was received in January 2021. The Company determined that this agreement includes a financing component related to the upfront payment, which will results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2021, the Company recognized revenues for an amount of $3,008,000 ($166,000 in 2020) as a result of development services performed and interest expenses on the upfront payment of $528,000. At December 31, 2021, the net remaining contract liability of $1,856,000 was presented on the Statement of Financial Position as current contract liabilities for $1,639,000 and the remaining amount of $214,000 as non-current liabilities.

In December 2021, the Company signed two amendments with the second strategic partner to extend the 5G technology access and license agreement. The first amendment was signed to extend the agreement to a manufacturing license for the 5G chip for a total amount of $5,000,000 of which $3,000,000 in cash which was received in February 2022 and $2,000,000 in the form of investments in production and testing equipment that will then be made available to Sequans for its own use. In the year ended December 31, 2021, the Company recognized revenues for an amount of $1,811,000, $1,500,000 as license fee and $311,000 as a result of development services performed and no interest expenses on the upfront payment. At December 31, 2021, the net remaining contract liability of $1,189,000 was presented on the Statement of Financial Position as current contract liabilities.
The second amendment is related to a manufacturing license for Monarch 2 chips and NB-IoT in India, for a total amount of $4,500,000 which was received in February 2022. The Company determined that this amendment includes a financing component related to the upfront payment, which will results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2021, the Company recognized revenues for an amount of $848,000 as license fees and no interest expenses on the upfront payment. At December 31, 2021, the net remaining contract liability of $3,652,000 was presented on the Statement of Financial Position as current contract liabilities for $1,160,000 and the remaining amount of $2,492,000 as non-current liabilities.
In December 2015, the Company entered into a contract with a customer for certain development services which resulted in the recognition of deferred revenues for $1,940,000 to be recognized on a straight-line basis over four years beginning when the customer’s product is certified by a major U.S. carrier which occurred in September 2017. In each of 2020 and 2019, $485,000 was recognized as revenue, and $323,000 in the year ended December 31, 2021. At December 31, 2021, no deferred revenue remained.